SIGNIFICANT ACCOUNTING POLICIES (Schedule of Theoretical Effect to Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities:
Net loss	$ (37,120)	$ (56,273)	$ (46,896)
Other adjustments	152,829
Adjustments due to Topic 606 [Member]
Cash flow from operating activities:
Net loss	(2,936)
Other adjustments	2,936
Amounts under Topic 605 [Member]
Cash flow from operating activities:
Net loss	(40,056)
Other adjustments	$ 155,765